Equity Investments Without Readily Determinable Fair Value - Additional Information (Details)	12 Months Ended
	Dec. 31, 2020 USD ($) Privatecompany	Dec. 31, 2019 USD ($) Privatecompany
Schedule Of Trading Securities And Other Trading Assets [Line Items]
n umber of invested companies without readily determianable fair value | Privatecompany	4	4
Impairment charge | $	$ 449,432
Maximum
Schedule Of Trading Securities And Other Trading Assets [Line Items]
investment percentage	10.00%	10.00%